Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The Company’s consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) or an Accounting Standards Update (“ASU”).

The Business Combination was accounted for as a reverse recapitalization in accordance with GAAP. Legacy Spectral was determined as the accounting acquirer and the Company as the acquired company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination is treated as the equivalent of a capital transaction in which Legacy Spectral issued stock for the net assets of the Company. Upon the Closing, the net assets of the Company are stated at fair value, with no goodwill or other intangible assets recorded. See Note 3.

Legacy Spectral was determined to be the accounting acquiror based on evaluation of the following facts and circumstances:

(i)     Legacy Spectral’s former shareholders have a majority of the voting power of Spectral AI;

(ii)    Legacy Spectral’s senior management comprises all of the senior management of Spectral AI;

(iii)   Legacy Spectral selected five of the six directors for the Board of Directors of Spectral AI;

(iv)   Legacy Spectral’s relative size of assets and operations compared to Rosecliff; and

(v)    Legacy Spectral’s operations comprise the ongoing operations of Spectral AI.

All historical financial information presented in the consolidated financial statements represents the accounts of Legacy Spectral at their historical values as if Legacy Spectral is the predecessor to the Company. The consolidated financial statements following the Closing reflect the results of the combined entity’s operations.

All issued and outstanding shares of Legacy Spectral Common Stock and warrants, stock options, restricted stock units (“RSUs”) and restricted stock awards (“RSAs”) of Legacy Spectral and the per share amounts contained in the consolidated financial statements for the periods presented prior to the Closing have been retroactively restated to reflect the Exchange Ratio (as defined in Note 1).

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Spectral MD Holdings LLC, Spectral MD Inc., Spectral MD UK Limited (“Spectral MD UK”), and Spectral DeepView Limited. Significant inter-company transactions and balances have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. The amounts of assets and liabilities reported in the Company’s balance sheets and the amounts of expenses reported for each of the periods presented are affected by estimates and assumptions, which are used for, but not limited to, revenue recognition, warrant liabilities, stock-based compensation expense, stock issued for transaction costs, the net realizable value of inventory, right-of-use assets and income tax valuation allowances. Actual results could differ from these estimates.

Segments

Segments

Operating segments are defined as components of an enterprise for which separate and discrete information is available for evaluation by the chief operating decision-maker in deciding how to allocate resources and assess performance. The Company has one operating segment. The Company’s chief operating decision maker, its Chief Executive Officer, manages the Company’s operations on an aggregate basis for the purpose of allocating resources.

Cash

Cash

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. All cash is held in US, UK, & Ireland financial institutions.

Accounts Receivable, Net and Unbilled Revenue

Accounts Receivable, Net and Unbilled Revenue

Accounts receivable represent amounts due from US government agencies pursuant to research and development contracts associated with the Company’s DeepView® Wound Imaging System.

The Company evaluates the collectability of its receivables based on a variety of factors, including the length of time the receivables are past due, the financial health of its customers and historical experience. Based upon the review of these factors, the Company recorded no allowance for doubtful accounts as of December 31, 2023 and December 31, 2022.

Comprehensive Loss	Comprehensive Loss Comprehensive loss includes net loss, as well as other changes in stockholders’ equity (deficit) that result from transactions and economic events other than those with stockholders.
Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments which potentially subject the Company to credit risk consist principally of cash and accounts receivable. Primarily all cash is held in US financial institutions which, at times, exceed federally insured limits. The Company has not recognized any losses from credit risks on such accounts. The Company believes it is not exposed to significant credit risk on cash.

Additional credit risk is related to the Company’s concentration of receivables. As of December 31, 2023 and December 31, 2022, receivables were concentrated from one customer (which is a US. government agency) representing 92% and 96% of total net receivables, respectively. No allowance for doubtful accounts were recorded as of December 31, 2023 and December 31, 2022.

One customer (which is a U.S. government agency) accounted for 95% for the year ended December 31, 2023 and 98% for the year ended December 31, 2022 of the recognized research and development revenue.

Inventory

Inventory

Inventory is comprised of finished goods, purchased from a third-party manufacturer, and is stated at the lower of cost (average cost) or net realizable value. For the year ended December 31, 2023, the Company did not have write-downs for obsolete inventory.

Fair Value

Fair Value

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities that are measured at fair value are reported using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1	Unadjusted quoted prices in active markets that are assessable at the measurement date for identical, unrestricted assets or liabilities.
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Foreign Currency

Foreign Currency

The reporting currency for the consolidated financial statements of the Company is the US dollar. The functional currency of the Company and its wholly owned subsidiaries Spectral MD Holdings LLC and Spectral MD, Inc. is the US dollar. The functional currency of Spectral MD UK is its local currency, the British pound. The functional currency of Spectral DeepView Ltd. is its local currency, the Euro. The assets and liabilities of Spectral MD UK and Spectral DeepView Ltd, are translated into US. dollars at exchange rates in effect at the end of each reporting period, and the revenues and expenses are translated at average exchange rates in effect during the applicable period. Translation adjustments are included in accumulated other comprehensive income as a component of stockholders’ equity. As of December 31, 2023 and December 31, 2022, the Company’s translation adjustments are not material.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated at exchange rates in effect at the balance sheet date. Resulting unrealized gains and losses are included in other income (expense), net in the consolidated statements of operations. For the year ended December 31, 2023 the Company recorded approximately $24,000 of net foreign exchange transaction losses. For the year ended December 31, 2022, the Company recorded approximately $0.2 million of net foreign exchange transaction losses primarily related to the Company’s bank account denominated in British Pounds and accounts payable denominated in British Pounds.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment, net is recorded at cost less accumulated depreciation. Depreciation expense is recorded using the straight-line method over the estimated useful lives of the related assets, which are as follows:

Estimated Useful Life
Computer equipment	3 years
Manufacturing equipment	5 years
Furniture and equipment	5 years
Laboratory equipment	5 years
Leasehold improvements	Shorter of remaining lease term or useful life

Purchased assets that are not yet in service are recorded to construction-in-process and no depreciation expense is recorded. Once they are placed in service, they are reclassified to the appropriate asset class. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is reflected in the Company’s consolidated statements of operation and comprehensive loss. Expenditures for maintenance and repairs are expensed as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets consist of property and equipment. The Company continually evaluates whether events or circumstances have occurred that indicate that the estimated remaining useful life of its long-lived assets may warrant revision or that the carrying value of these assets may not be recoverable. If circumstances require that a long-lived asset or asset group be tested for impairment, the Company first compares the estimated undiscounted future cash flows expected to result from the use or disposition of that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment loss would be recognized to the extent the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market prices and third-party independent appraisals, as considered necessary.

Leases

Leases

Under lease guidance, arrangements meeting the definition of a lease are classified as operating or financing leases. Operating leases are recorded in the consolidated balance sheets as both a right-of-use asset and a lease liability, calculated by discounting fixed lease payments at the rate implicit in the lease or the Company’s incremental borrowing rate factoring the term of the lease. The incremental borrowing rate used by the Company is an estimate of the interest rate the Company would incur to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease. Because the Company does not generally borrow on a collateralized basis, it uses the interest rate it pays on its noncollateralized borrowings as an input to deriving an appropriate incremental borrowing rate, adjusted for the amount of lease payments, the lease term and the effect on that rate of designating specific collateral with a value equal to the unpaid lease payments for that lease. Lease liabilities are increased by interest and reduced by payments each period, and the right-of-use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right-of-use asset results in straight-line rent expense over the lease term. Variable lease expenses are recorded when incurred. In calculating the right-of-use assets and lease liabilities, the Company has elected to combine lease and non-lease components. The Company excludes short-term leases having initial terms of 12 months or less from the requirement to capitalize right-of-use assets and liabilities as an accounting policy election.

During the years ended December 31, 2023 and 2022, the Company did not have any financing leases.

Warrant Liabilities

Warrant Liabilities

On September 11, 2023, in conjunction with the Business Combination, the Company assumed the Public Warrants which have an exercise price of $11.50 per share, are exercisable 30 days after the Business Combination and expire five years after the Business Combination or upon redemption. The Company may redeem the Public Warrants if the Company’s common stock equals or exceeds $18.00 per share for 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the holders of Public Warrants. As of December 31, 2023, there are 8,433,333 Public Warrants Outstanding. Each warrant entitles the registered holder to purchase one share of Common Stock at a price of $11.50 per full share. Pursuant to the Warrant Agreement, a holder of Warrants may exercise its Warrants only for a whole number of shares. This means that only a whole warrant may be exercised at any given time by a holder of Warrants. The Company maintains a redemption right with respect to the warrants in that the Company can redeem some or all of the warrants for $0.10 per warrant based on certain market conditions and the market price of the Common Stock.

In September 2021, Legacy Spectral issued 73,978 warrants, with a strike price of $7.75 and a five-year life, to SP Angel Corporate Finance LLP (“SP Angel”), who acted as nominated adviser and broker to the Company for the purposes of the AIM Rules (“Angel Warrants”). In conjunction with the Business Combination, the Angel Warrants were converted into warrants to purchase Company Common Stock based on the Exchange Ratio. As of December 31, 2023, there are 73,978 Angel Warrants to purchase Company Common Stock outstanding.

The Company accounts for its Public Warrants and the Angel Warrants as derivative liabilities. Accordingly, the Company recognizes the instruments as liabilities at fair value, determined using the closing price of the observable market quote in an active market (the NASDAQ) for the Public Warrants and the Black-Scholes option-pricing model for the Angel Warrants, and adjusts the instruments to fair value at the end of each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, redeemed or expired, and any change in fair value is recognized in the Company’s consolidated statements of operations within other income (expense).

Research and Development Revenue

Research and Development Revenue

The Company recognizes revenue when the Company’s customers obtain control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services by analyzing the following five steps: (1) identify the contract with a customer(s); (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the Company satisfies a performance obligation.

The Company generates research and development revenue, primarily from the contracts with BARDA and MTEC. Each contract for BARDA and MTEC has a single performance obligation.

The contracts with BARDA are cost-plus-fee contracts associated with development of certain product candidates. BARDA reimburses the Company based on allowable costs plus any recognizable earned fee. Revenues from these reimbursable costs are recognized as the costs are incurred.

The MTEC Agreement provides for installment payments after the completion of milestone events. The installment payments are considered variable consideration as the entitlement depends on successful completion of research. However, the payments are not constrained from inclusion in the transaction price as it not probable that a significant reversal of cumulative revenue will be reversed when the underlying uncertainty is resolved. Revenue for the MTEC Agreement is recognized over time based upon the cost-to-cost measure of progress, using this input method to measure progress as the customer has the benefit of access to the development research under these projects and therefore benefits from the Company’s performance incrementally as research and development activities occur under each project. The Company measures progress of performance by comparing the actual costs incurred to-date to the total estimated cost of the project. The Company will adjust the measure of progress at the end of each reporting period and reflect any changes to the estimated cost of the project on a prospective basis.

The Company elected the practical expedient not to adjust the transaction price for the effects of a significant financing component as the period between performance (satisfaction of a performance obligation) and payment is one year or less. Payments from customers are generally received within 30 days of when the invoice is sent.

Research and Development Expense

Research and Development Expense

The Company expenses research and development costs as incurred. These expenses include salaries for research and development personnel, consulting fees, product development, pre-clinical studies, clinical trial costs, and other fees and costs related to the development of the technology. For the years ended December 31, 2023 and 2022, research and development expense was $15.1 million and $16.5 million, respectively, of which $10.2 million and $14.5 million, respectively, is related to the combined BARDA and MTEC contracts and included in cost of revenue and $5.3 million and $2.0 million, respectively, is included in general and administrative expenses.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for all stock-based payments to employees and non-employees, including grants of stock options, RSUs and RSAs based on their respective grant date fair values. The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model. The RSUs and RSAs are valued based on the fair value of the Company’s common stock on the date of grant. The assumptions used in calculating the fair value of the Company’s stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. The Company expenses stock-based compensation related to stock options, RSUs and RSAs over the requisite service period. As the PSOs have performance conditions, compensation expense is recognized for each award if and when the Company’s management deems it probable that the performance conditions will be satisfied. Forfeitures are recorded as they occur. Compensation previously recorded for unvested equity awards that are forfeited is reversed upon forfeiture. The Company expenses stock-based compensation to employees over the requisite service period, on a straight-line basis, based on the estimated grant-date fair value of the awards.

Income Taxes

Income Taxes

The Company records its deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company has no uncertain tax positions as of December 31, 2023 and December 31, 2022 that qualify for either recognition or disclosure in the consolidated financial statements under this guidance.

The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses in the consolidated statements of operations. The Company did not have any interest and penalties during the years ended December 31, 2023 and 2022 and did not have any interest or penalties accrued as of December 31, 2023.

Net Loss per Share of Common Stock

Net Loss per Share of Common Stock

Basic net loss per share of common stock is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share of common stock adjusts basic earnings per share for the potentially dilutive impact of unvested restricted stock, stock options and warrants. Securities having an anti-dilutive effect on diluted net earnings per share are excluded from the calculation. The dilutive effect of the unvested restricted stock and stock options is calculated using the treasury stock method. For warrants that are liability-classified, during periods when the impact is dilutive, the Company assumes share settlement of the instruments as of the beginning of the reporting period and adjusts the numerator to remove the change in fair value of the warrant liability and adjusts the denominator to include the dilutive shares calculated using the treasury stock method.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss), which includes foreign currency translation adjustments. For the purposes of comprehensive income (loss) disclosures, the Company does not record tax provisions or benefits for the net changes in the foreign currency translation adjustment, as it intends to indefinitely reinvest undistributed earnings of its foreign subsidiaries. Accumulated other comprehensive income (loss) is reported as a component of stockholders’ equity.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In September 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses, which was subsequently amended by ASU 2018-19 and ASU 2019-10. This standard requires the measurement of expected credit losses for financial instruments carried at amortized cost held at the reporting date based on historical experience, current conditions and reasonable forecasts. The updated guidance also amends the current other-than-temporary impairment model for available-for-sale debt securities by requiring the recognition of impairments relating to credit losses through an allowance account and limits the amount of credit loss to the difference between a security’s amortized cost basis and its fair value. In addition, the length of time a security has been in an unrealized loss position will no longer impact the determination of whether a credit loss exists. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The Company adopted this standard on January 1, 2023, with no impact on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases. ASU 2016-02 will also require new qualitative and quantitative disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. The Company adopted ASU 2016-02 on January 1, 2022. The Company recorded right-of-use assets and lease liabilities each of approximately $0.6 million upon the adoption of ASU 2016-02. See Note 9.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40):    Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and it also simplifies the diluted earnings per share calculation in certain areas. The ASU is effective for the Company on January 1, 2024. Early adoption is permitted, but no earlier than January 1, 2021. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In June 2022, the FASB issued ASU 2022-03, ASC Subtopic 820 Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). The FASB issued this update (1) to clarify the guidance in Topic 820, Fair Value Measurement, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) to amend a related illustrative example, and (3) to introduce new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company is still evaluating the impact of this pronouncement on the consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06 Disclosure Improvements:    Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”), which modifies certain disclosure and presentation requirements of a variety of Topics in the Codification and is intended to both clarify or improve such requirements and align the requirements with the SEC’s regulations. The effective date for each amendment is the effective date of the removal of the related disclosure from Regulation S-X or Regulation S-K, with early adoption prohibited. The Company will apply the provisions prospectively as such provisions become effective and does not expect ASU 2023-06 to have a material impact on the consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280):    Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 updates reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. This update is effective for the Company in the consolidated financial statements for the year ending December 31, 2024, and interim periods beginning after January 1, 2025. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements and disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740):    Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires more detailed income tax disclosures, requiring entities to disclose disaggregated information about their effective tax rate reconciliation as well as expanded information on income taxes paid by jurisdiction. The disclosure requirements will be applied on a prospective basis, with the option to apply them retrospectively. This update will be effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements and disclosures.